STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended
	Nov. 04, 2024	Nov. 30, 2024	Aug. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding		39,667,607	49,665,649
Minimum [Member]
Class of Stock [Line Items]
Fair market value of common stock			$ 0.44
Maximum [Member]
Class of Stock [Line Items]
Fair market value of common stock			$ 0.289
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		20,000,000
Preferred stock, par value		$ 0.0001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		500,000	500,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		453,966	453,966
Liquidation preference per share		$ 10
Conversion price		$ 0.20
Redeemed percentage		30.00%
Number of value redeemed		$ 2,000,000
Number of shares redeemed		10,000
Preferred stock conversion price decrease		$ 0.20
Preferred stock conversion price increase		$ 0.575
Number of shares authorized		14,803,239
Deemed dividend charge		$ 2,960,648
Preferred stock value per share		$ 0.20
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		3,000	3,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		2,500	0
Liquidation preference per share		$ 1,000
Conversion price		$ 0.20
Number of shares issued		2,500
Liquidation value		$ 1,000
Fair market value of common stock		$ 0.20
Number of shares authorized	3,000
Series B Preferred Stock [Member] | IDI [Member]
Class of Stock [Line Items]
Number of shares issued		2,500
Investment cash to IDI		$ 200,000
Retired of shares		11,500,000
Common Stock [Member] | IDI [Member]
Class of Stock [Line Items]
Number of shares issued		11,500,000